Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005457
Average Annual Return [Line Items]
Average Annual Return, Percent	17.65%	14.21%		14.59%
Without Sales Load [Member] | C000159677
Average Annual Return [Line Items]
Average Annual Return, Percent	17.81%	14.37%		14.75%
Without Sales Load [Member] | C000219327
Average Annual Return [Line Items]
Average Annual Return, Percent	17.87%	14.42%	21.77%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	21.77%